Description of the Plan and Accounting	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan and Accounting

Note 1: Description of the Plan and Accounting

Accounting Principles

The financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America.

General

The following description of the First Mid Bancshares, Inc. Employee Stock Purchase Plan (“Plan”) (formerly First Mid-Illinois Bancshares, Inc. Employee Stock Purchase Plan) provides only general information. Participants should refer to the Plan Document for a more complete description of the Plan’s provisions. The Plan was approved by the Board of Directors of First Mid Bancshares, Inc. (“Company”) on January 23, 2018 subject to approval of the Company’s stockholders. The Plan was approved by stockholders at the Annual Meeting of Stockholders of the Company on April 25, 2018. On April 27, 2018, the Company filed a Form S-8 Registration Statement under The Securities Act of 1933 with respect to the Plan.

The Plan is intended to promote the interests of the Company by providing eligible employees with the opportunity to purchase shares of common stock of the Company at a discount through payroll deductions. The discount was 5% for the Plan year 2021. Effective January 1, 2022, the Plan document was amended to increase the discount to 15%. The Plan is intended to qualify as an employee stock purchase plan under Section 423 of the Internal Revenue Code. A maximum of 600,000 shares are available for purchase under the Plan.

Plan Administration

The Plan is administered by a committee consisting of the Board of Directors, or if the Board so delegates, a sub-committee of the Board, the 401(k) Oversight Committee (“Committee”). The Committee has full authority to interpret the Plan, adopt rules and regulations pertaining to the Plan and make all other determinations necessary to administer the Plan.

Participant accounts are held at E*TRADE after the shares are purchased.

Eligibility

All employees of the Company and its subsidiaries are eligible to participate in the Plan after 90 days of employment.

Share Purchases

To participate in the Plan, an eligible employee must complete an enrollment form. Participation is effective as of the first day of the next calendar quarter that begins after the enrollment form is submitted (provided that if the form is not delivered at least 10 days prior to the beginning of such calendar quarter, participation will be effective as of the next following calendar quarter). The participant’s enrollment form must authorize a payroll deduction from each payroll in a whole dollar amount (subject to a minimum of $5.00 per pay period). No interest accrues on the participant’s payroll deductions.

On the last business day of each calendar quarter, the accumulated payroll deductions of each participant is used to purchase whole shares of common stock. The purchase price of the share for 2025 and 2024 is 85%

of the closing price of the common stock on the NASDAQ Stock Market, on either the first day of the quarterly purchase period or the last business day of the quarterly purchase period, whichever is less. Any cash remaining is held in a Trust to be used towards the next quarterly purchase.

Shares purchased for each participant are allocated to the participant’s Plan account. (Dividends paid on shares held under the Plan will not be reinvested in the Plan. They are paid to each participant in cash unless the participant enrolls in the Company’s Dividend Reinvestment Plan.) A participant may at any time request a distribution of shares held in his or her Plan account at E*TRADE.

Termination of Participation

A participant must give written notice to terminate Plan participation. If notice is given at least 10 business days prior to the quarterly stock purchase date, no further payroll deductions will occur. If notice is given less than 10 days prior to the quarterly stock purchase date, payroll deductions will continue until the next following quarterly stock purchase date. Any payroll deduction amounts remaining in the participant’s account after the effective date of Plan withdrawal will be returned to the participant. If a participant’s employment terminates for any reason, Plan participation will end immediately, and any amounts remaining in the participant’s Plan account within the Trust will be returned to the participant.

Limitations

The Plan imposes certain limitations upon a participant’s right to acquire shares of common stock, including the following:

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A participant cannot purchase more than $25,000 worth of shares (based on the fair market value of the shares at the beginning of each quarterly purchase period) for each calendar year.
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A participant cannot purchase stock under the Plan if the participant owns stock possessing five percent or more of the total combined voting power or value of all classes of stock of the Company or any of its affiliates.

Stockholder Rights

No participant will have any stockholder rights with respect to shares purchasable under the Plan until the shares are actually purchased on the participant’s behalf. No adjustment will be made for dividends, distributions or other rights for which the record date is prior to the date of such purchase.

Transferability

The right to purchase shares under the Plan is not assignable or transferable and may be exercised only by the participant during his or her lifetime.

Amendment or Termination of Plan

The Committee or Board can amend the Plan at any time, provided that stockholder approval is required for an amendment that changes the number of shares available under the Plan or changes the classification of employees who are eligible to participate in the Plan.

The Board may terminate the Plan at any time, in which case all payroll deductions will stop, and all accumulated payroll deductions held in Plan accounts will be returned to the participants. The Plan shall continue in effect until 10 years from the date the Board approved the Plan, or January 23, 2028.

Administrative Expenses

Administrative expenses of the Plan are paid by the Company and are not reflected in the accompanying financial statements.